CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 2,940	$ 416	$ 1,888
Related Parties	1,376	1,408	1,378
Other current assets	214	81	37
Total current assets	4,530	1,905	3,303
PROPERTY, PLANT AND EQUIPMENT, net of accumulated depreciation	46	50	30
INVESTMENTS IN NOCONSOLIDATED AFFILIATES	11,287	10,137	7,570
INVESTMENTS IN NON-CONSOLIDATED SUBSIDIARIES	5,089	4,429	4,993
Total assets	20,952	16,521	15,896
CURRENT LIABILITIES:
Current maturities of Debentures and long term loan	3,868	2,988	549
Short term loan	817	280
Accounts payables	1,144	557	124
Other accounts payable	2,428	2,091	1,083
Deferred revenues from nonconsolidated affiliates		5,658	9,052
Total current liabilities	8,257	11,574	10,808
ACCRUED SEVERANCE PAY	15	11
LONG TERM BANK LOAN	117	112	127
LONG TERM LOANS AND LIABILITIES	5,356	5,003	5,543
DEBENTURES			2,360
WARRANTS LIABILITY	726	2,045	544
COMMITMENTS AND CONTIGENCIES (Note 10)
TOTAL LIABILITIES		18,745	19,382
STOCKHOLDERS' DEFICIT:
Common shares of $0.001 par value each:	4	2	1
Proceeds on account of shares			165
Treasury shares	(28)	(28)	(28)
Accumulated Other Comprehensive Income	48	33
Additional paid-in capital	48,855	44,262	41,068
Accumulated deficit	(42,398)	(46,493)	(44,692)
Total Stockholders' Deficit	6,481	(2,224)	(3,486)
Total liabilities and Stockholders' Deficit	$ 20,952	$ 16,521	$ 15,896